Airport Concessions - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Oct. 10, 2018	Nov. 07, 2017 MXN ($)	Dec. 31, 2018 MXN ($) Airport	Dec. 31, 2018 USD ($) Airport	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Disclosure of detailed information about service concession arrangements [Line Items]
Tax recognized			$ 2,117,491		$ 1,849,551		$ 1,532,875
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Term of concession to operate, maintain and operate the airport									30 years
Additional concession fee percentage on excess of forecast revenues.			45.00%	45.00%
Additional concession fee on excess of forecast revenues.				$ 28.2		$ 25.5		$ 20.1
Concession agreement non payment of amount due period			60 days	60 days
MBJA [Member] | Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of acquired holding interest									74.50%
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period	25 years		25 years	25 years
Concession agreement possible extension period	5 years		5 years	5 years
PACKAL [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Monthly concession fee payable to AAJ			62.01%	62.01%
Public bidding process paid		$ 2,100
Concession charge			$ 5,000
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Number of operate and develop airports | Airport			12	12
Benefit from use of airport facilities term			50 years	50 years
Amortization term for concessions			49 years	49 years
Amortization term through year			Nov. 30, 2048	Nov. 30, 2048
Company investment plans			The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SCT. During December 2014, the SCT authorized the Company’s MDP update for the five-year period from 2015 to 2019.	The Company’s investment plans under the MDP must be updated every five years starting from 2000 and approved by the SCT. During December 2014, the SCT authorized the Company’s MDP update for the five-year period from 2015 to 2019.
Percentage of tax to be paid			5.00%	5.00%			5.00%	5.00%
Tax recognized			$ 533,492		$ 461,250		$ 389,506
Mexican concessions [Member] | Bottom of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Master development program authorized year			2015	2015
Mexican concessions [Member] | Top of Range [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Master development program authorized year			2019	2019
Concession renewed terms			50 years	50 years